Share-based payment arrangements - Additional information about share-based payment arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
share-based compensation
Share-based compensation	$ 32	$ 21	$ 25
Restricted share units
share-based compensation
Share-based compensation	31	19	26
Share option awards
share-based compensation
Share-based compensation	0	1	(3)
Employee share purchase plan
share-based compensation
Share-based compensation	$ 1	$ 1	$ 2